LVIP Multi-Manager International Equity Managed Volatility Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–95.24%
INVESTMENT COMPANIES–95.24%
International Equity Funds–95.24%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Dimensional International Core Equity Fund	13,201,193	$171,140,264
LVIP Franklin Templeton Multi-Factor International Equity Fund	6,523,246	57,071,883
LVIP MFS International Growth Fund	16,065,841	331,566,831
Total Affiliated Investments (Cost $456,704,802)		559,778,978

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–4.47%
INVESTMENT COMPANY–4.47%
Money Market Fund–4.47%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.29%)	26,229,967	$26,229,967
Total Unaffiliated Investment (Cost $26,229,967)		26,229,967

TOTAL INVESTMENTS–99.71% (Cost $482,934,769)	586,008,945
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.29%	1,731,092
NET ASSETS APPLICABLE TO 43,875,332 SHARES OUTSTANDING–100.00%	$587,740,037

✧✧Standard Class shares.

The following futures contracts were outstanding at March 31, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
91	British Pound	$7,343,131	$7,361,002	6/16/25	$—	$(17,871)
89	Euro	12,083,975	12,220,803	6/16/25	—	(136,828)
102	Japanese Yen	8,566,725	8,748,224	6/16/25	—	(181,499)
					—	(336,198)
Equity Contracts:
9	E-mini MSCI Emerging Markets Index	499,860	498,392	6/20/25	1,468	—
1	E-mini Russell 2000 Index	101,355	102,085	6/20/25	—	(730)
3	E-mini S&P 500 Index	847,988	844,331	6/20/25	3,657	—
206	Euro STOXX 50 Index	11,558,380	11,812,584	6/20/25	—	(254,204)
66	FTSE 100 Index	7,325,149	7,324,180	6/20/25	969	—
34	Nikkei 225 Index (OSE)	8,083,472	8,244,516	6/12/25	—	(161,044)
					6,094	(415,978)
Total Futures Contracts					$6,094	$(752,176)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2025.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes.
LVIP Multi-Manager International Equity Managed Volatility Fund–1

LVIP Multi-Manager International Equity Managed Volatility Fund
Notes
March 31, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Number of Shares 03/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-95.24%@
International Equity Funds-95.24%@
✧✧LVIP Dimensional International Core Equity Fund	$168,667,857	$1,111,398	$10,783,592	$426,983	$11,717,618	$171,140,264	13,201,193	$—	$—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	56,119,926	139,469	4,167,892	185,968	4,794,412	57,071,883	6,523,246	—	—
✧✧LVIP MFS International Growth Fund	335,835,971	836,813	22,251,959	2,704,927	14,441,079	331,566,831	16,065,841	—	—
Total	$560,623,754	$2,087,680	$37,203,443	$3,317,878	$30,953,109	$559,778,978		$—	$—

@ As a percentage of Net Assets as of March 31, 2025.
✧✧ Standard Class shares.
LVIP Multi-Manager International Equity Managed Volatility Fund–2